Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six months ended July 31,
	2014	2013
Numerator
Net loss	$(30,267,233)	$(2,680,720)
Less: Shareholder dividend	-	(239,680)
	$(30,267,233)	$(2,920,400)
Denominator
Weighted average common shares outstanding	35,042,574	30,021,276
Basic and diluted net loss per share	$(0.86)	$(0.10)

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	136,922,946	5,776,946
Convertible debt	99,864,427	1,925,928
	236,787,373	7,702,874

	2013	2012
Numerator
Net loss	$(4,238,490)	$(1,332,996)
Less: Shareholder dividend – Note 14(i)	(239,680)	-
	$(4,478,170)	$(1,332,996)
Denominator
Weighted average common shares outstanding	31,418,517	20,363,483
Basic and diluted net loss per share	$(0.14)	$(0.07)

Anti-dilutive securities not included in diluted
loss per share relating to:
Warrants and options outstanding	6,775,446	4,047,506
Convertible debt	9,651,379	666,667
	16,426,825	4,714,173

Revenue from External Customers by Geographic Areas [Table Text Block]
	Six months ended July 31,
	2014	2013

United States	$191,162	$193,235
Canada	93,638	104,116

	$284,800	$297,351

	2014	2013

United States	$394,867	$410,012
Canada	244,240	156,496

	$639,107	$566,508

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
		Intangible
	Equipment	assets

United States	$6,390	$7,603
Canada	9,863	28,749

	$16,253	$36,352